Convertible notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible notes
Schedule of activity of convertible notes

Convertible Notes Continuity	Total
Balance, January 1, 2025	$21,412
Accrued interest	909
Gain on the change in fair value of Convertible Notes	508
Change in fair value attributable to changes in credit risk	(57)
Foreign currency translation adjustment	1,137
Balance, June 30, 2025	$23,909

Convertible notes
Convertible notes
Schedule of activity of convertible notes

Convertible Notes continuity	Total
Balance, January 1, 2024	$—
Convertible Note issuance	15,800
Accrued interest	867
Loss on the change in fair value of Convertible Notes	5,939
Changes in fair value attributable to changes in credit risk	(290)
Foreign currency translation adjustment	(904)
Balance, December 31, 2024	$21,412
Accrued interest	1,115
Gain on the change in fair value of Convertible Notes	(21,689)
Changes in fair value attributable to changes in credit risk	(57)
Settlement of Convertible Notes	(1,758)
Foreign currency translation adjustment	977
Balance, December 31, 2025	$—

Schedule of assumptions used for calculation of convertible note

December 31,
2024
Fair value of preferred shares	$1.635
Expected term (years)	0.54
Expected volatility	107.75%
Risk-free interest rate	4.23%
Credit spread	24.27%
Instrument-Specific discount	19.18%
Expected dividend	$ nil